Dividends (Tables)	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Summary of Dividends Paid

	Year ended 30 June 2025		Year ended 30 June 2024		Year ended 30 June 2023
	Per share	Total	Per share	Total	Per share	Total
	US cents	US$M	US cents	US$M	US cents	US$M
Dividends paid during the period
Prior year final dividend	74	3,749	80	4,065	175	8,858
Interim dividend	50	2,537	72	3,647	90	4,562

	124	6,286	152	7,712	265	13,420

Summary of Franking Credits
BHP Group Limited dividends for all periods presented are, or will be, fully franked based on a tax rate of 30 per cent.

	2025	2024	2023
	US$M	US$M	US$M
Franking credits as at 30 June	10,089	9,165	7,953
Franking credits arising on the future (refund)/payment of taxes relating to the period	(275)	83	(261)

Total franking credits available 1	9,814	9,248	7,692

1	The payment of the final 2025 dividend determined after 30 June 2025 will reduce the franking account balance by US$ 1,305 million.